UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 1101 14th Street, NW, Suite 1010
         Washington, DC  20005

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     Chairman & President
Phone:     202-289-7443

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Washington, DC     January 16, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $136,478 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2463    31600 SH       SOLE                    14600        0    17000
ADVANCED MEDICAL OPTICS INC    COM              00763M108     2835    80537 SH       SOLE                    49676        0    30861
ALTERA CORP                    COM              021441100     3784   192280 SH       SOLE                   126844        0    65436
AMGEN INC                      COM              031162100     4608    67455 SH       SOLE                    42546        0    24909
ARCHER DANIELS MIDLAND CO      COM              039483102     2538    79424 SH       SOLE                    48496        0    30928
AT&T INC                       COM              00206R102     5310   148537 SH       SOLE                   106762        0    41775
BARCLAYS PLC                   ADR              06738E204     1918    32992 SH       SOLE                    30397        0     2595
BHP BILLITON LTD               SPONSORED ADR    088606108     3967    99798 SH       SOLE                    66218        0    33580
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     4751   116194 SH       SOLE                    74173        0    42021
CHUBB CORP                     COM              171232101     5222    98693 SH       SOLE                    66900        0    31793
CONSTELLATION BRANDS INC       CL A             21036P108     3437   118448 SH       SOLE                   113356        0     5092
E M C CORP MASS                COM              268648102     4390   332576 SH       SOLE                   222816        0    19760
GARMIN LTD                     ORD              G37260109     5992   107654 SH       SOLE                    73523        0    34131
INTERNATIONAL BUSINESS MACHS   COM              459200101     4967    51122 SH       SOLE                    34304        0    16818
INTUIT                         COM              461202103     5625   184361 SH       SOLE                   118052        0    66309
ISHARES TR                     S&P/TOPIX 150    464287382     1611    12880 SH       SOLE                    11578        0     1302
ISHARES TR                     FTSE XNHUA IDX   464287184     2278    20442 SH       SOLE                    18406        0     2036
ISHARES TR                     MSCI EAFE IDX    464287465      211     2885 SH       SOLE                     2422        0      463
ISHARES TR                     MSCI EMERG MKT   464287234     1826    15995 SH       SOLE                    14751        0     1244
JACOBS ENGR GROUP INC DEL      COM              469814107     4384    53762 SH       SOLE                    37416        0    16346
JOHNSON & JOHNSON              COM              478160104     5088    77068 SH       SOLE                    51450        0    25618
LEHMAN BROS HLDGS INC          COM              524908100     6052    77470 SH       SOLE                    46496        0    30974
M & T BK CORP                  COM              55261F104     2688    22000 SH       SOLE                     9600        0    12400
MEADWESTVACO CORP              COM              583334107     2351    78200 SH       SOLE                    38200        0    40000
MERRILL LYNCH & CO INC         COM              590188108     6701    71979 SH       SOLE                    45867        0    26112
NABORS INDUSTRIES LTD          SHS              G6359F103     4515   151602 SH       SOLE                    92443        0    59159
NOBLE CORPORATION              SHS              G65422100     5249    68930 SH       SOLE                    43219        0    25711
PENTAIR INC                    COM              709631105     3460   110188 SH       SOLE                    67389        0    42799
POLYMEDICA CORP                COM              731738100     3600    89077 SH       SOLE                    59202        0    29875
QUALCOMM INC                   COM              747525103     4417   116877 SH       SOLE                    72103        0    44774
SANOFI AVENTIS                 SPONSORED ADR    80105N105     3890    84259 SH       SOLE                    57962        0    26297
SPDR TR                        UNIT SER 1       78462f103     1568    11075 SH       SOLE                    10414        0      661
STRYKER CORP                   COM              863667101     5174    93885 SH       SOLE                    58834        0    35051
TARGET CORP                    COM              87612E106     4881    85564 SH       SOLE                    56758        0    28806
WASHINGTON MUT INC             COM              939322103     1918    42153 SH       SOLE                    39078        0     3075
WELLS FARGO & CO NEW           COM              949746101     2809    79000 SH       SOLE                    37800        0    41200